Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party transactions
Related party transactions
For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.
Compensation of the members of the Board of Directors and Management
In 2018, the total compensation paid to management amounted to CHF 1,403,250 (2017: CHF 1,973,167; 2016: CHF 1,871,406). The fees paid to members of the Board of Directors in 2018 for their activities as board members totaled CHF 287,384 (2017: CHF 337,619; 2016: CHF 364,276).

Up to the Company’s IPO, non-executive directors received part or all of their remuneration in stock options; travel and out of pocket expenses were reimbursed in cash by the Group. Executive directors and directors delegated and remunerated by a shareholder for its representation on the Board were not entitled to any specific remuneration for their Board membership and work. Following the IPO, the Board’s remuneration policy was modified in that all non-executive directors received remuneration for their work as members of the Board as well as of the newly constituted Compensation Committee and Audit Committee.

	Executive Management			Board of Directors			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Short term benefits	1,002,707	1,576,864	1,554,850	200,421	280,762	325,493	1,203,128	1,857,626	1,880,343
Post-employee benefits years	55,278	94,839	88,838	—	—	—	55,278	94,839	88,838
Share-based payment charge	204,224	190,659	217,981	60,657	72,647	103,380	264,881	263,306	321,361
Total	1,262,209	1,862,362	1,861,669	261,078	353,409	428,873	1,523,287	2,215,771	2,290,542

In 2018, CHF 264,881 (2017: CHF 263,306; 2016: CHF 321,361) was expensed for grants of stock options to members of the Board of Directors and management. The 2018 share based payment charge shown above excludes adjustments for instruments forfeited in 2018 due to termination of service. Contributions to pension schemes amounted to CHF 55,278, CHF 94,839 and CHF 88,838 during the years 2018, 2017 and 2016, respectively. No termination benefits or other long term benefits were paid.
Members of the Board of Directors and management held 703,235, 1,782,605 and 656,355 stock options as of December 31, 2018, 2017, and 2016, respectively.
Related Party Transaction

On February 9, 2018, Thomas Meyer, our Chief Executive Officer, entered into a shares transfer agreement with the Company to facilitate the rounding up of fractional shares resulting from the exchange ratio used in the Merger. Pursuant to the terms of the share transfer agreement, Mr. Meyer has committed to transfer, at no consideration, a common share to any shareholder entitled to a fraction of a common share as part of the Merger. Pursuant to the share transfer agreement, the Company nor the Mr. Meyer will receive any compensation for this arrangement. Any expenses incurred by Mr. Meyer in connection with the transfers under such agreement were borne by the Company.
Controlled Equity OfferingSM
Thomas Meyer, the Company's Chief Executive Officer, or the Share Lender, has entered into a share lending agreement with Cantor to facilitate the timely settlement of common shares sold under the Controlled Equity Offering Sales Agreement with Cantor. Pursuant to the terms of the share lending agreement, the Share Lender will lend common shares to Cantor so that those common shares may be delivered by Cantor to purchasers of common shares sold in the offering. Cantor will return common shares to the Share Lender upon the issuance of new common shares by the Company to Cantor. Neither the Company nor the Share Lender received any compensation for this arrangement. In the year ended December 31, 2017, the Company did not offer or sell any common shares under the Controlled Equity Offering Sales Agreement. The Controlled Equity Offering program terminated upon consummation of the Merger on March 13, 2018.